STATEMENTS OF STOCKHOLDERS' DEFICIT - USD ($)	Total	Convertible Note	Series A Warrants	Series C Warrants	Series A and B Warrants	Series E Warrants	Series G Warrants	Preferred Stock, Shares	Preferred Stock, Shares Convertible Note	Preferred Stock, Shares Series A Warrants	Preferred Stock, Shares Series C Warrants	Preferred Stock, Shares Series A and B Warrants	Preferred Stock, Shares Series E Warrants	Preferred Stock, Shares Series G Warrants	Common Stock, Shares	Common Stock, Shares Convertible Note	Common Stock, Shares Series A Warrants	Common Stock, Shares Series C Warrants	Common Stock, Shares Series A and B Warrants	Common Stock, Shares Series E Warrants	Common Stock, Shares Series G Warrants	Additional Paid-In Capital	Additional Paid-In Capital Convertible Note	Additional Paid-In Capital Series A Warrants	Additional Paid-In Capital Series C Warrants	Additional Paid-In Capital Series A and B Warrants	Additional Paid-In Capital Series E Warrants	Additional Paid-In Capital Series G Warrants	Accumulated Deficit	Accumulated Deficit Convertible Note	Accumulated Deficit Series A Warrants	Accumulated Deficit Series C Warrants	Accumulated Deficit Series A and B Warrants	Accumulated Deficit Series E Warrants	Accumulated Deficit Series G Warrants
Beginning balance, value at Dec. 31, 2014	$ (8,008,550)							$ 0							$ 0							$ 55,996,146							$ (64,004,696)
Beginning balance, shares at Dec. 31, 2014								0							474
Issuance of stock and warrants	57,213							$ 2,724							$ 0							54,489							0
Issuance of stock and warrants (in shares)				118,000				2,724,000							0
Cash exercise of common stock warrants			$ 2,252,020	$ 979,200						$ 0	$ 0						$ 0	$ 0						$ 2,252,020	$ 979,200						$ 0	$ 0
Cash exercise of common stock warrants (in shares)										0	0						1	1
Cash exercise of unit purchase option	162,250							$ 15							$ 0							162,235							0
Cash exercise of unit purchase option (in shares)								14,750							0
Cashless exercise of warrants				$ 0	$ 0						$ 0	$ 0						$ 0	$ 0						0	$ 0							$ 0
Cashless exercise of warrants (in shares)											0	0						11	1
Employee stock option expense	110,124							$ 0							$ 0							110,124							0
Conversion of preferred stock/convertible note into common stock	0							$ (2,651)							$ 0							2,651							0
Conversion of preferred stock/convertible note into common stock (in shares)								(2,650,403)							1
Derivative liability on warrants issued and exercised	39,151,949							$ 0							$ 0							39,151,949							0
Net loss year to date	(57,899,169)							0							0							0							(57,899,169)
Ending balance, value at Dec. 31, 2015	(23,194,963)							$ 88							$ 0							98,708,814							(121,903,865)
Ending balance, shares at Dec. 31, 2015								88,347							489
Issuance of stock and warrants	428							$ 0							$ 0							428							0
Issuance of stock and warrants (in shares)								0							32			1
Exchange of Series E warrants for common stock						$ 2,659,155							$ 0							$ 0							$ 2,659,155							$ 0
Exchange of Series E warrants for common stock (in shares)													0							1
Cash exercise of common stock warrants							$ 113,900							$ 0							$ 0							$ 113,900							$ 0
Cash exercise of common stock warrants (in shares)														0							1
Cash exercise of unit purchase option	1,335,950							$ 122							$ 0							1,335,828							0
Cash exercise of unit purchase option (in shares)				1				121,450							0
Cashless exercise of Series C warrants settled in stock											0							2
Cashless exercise of Series C warrants settled in cash				$ (314,879)							$ 0							$ 0							$ (314,879)							$ 0
Employee stock option expense	136,060							$ 0							$ 0							136,060							0
Exchange of convertible note for preferred stock	3,144,000							$ 2							$ 0							3,143,998							0
Exchange of convertible note for preferred stock (in shares)								2,096							0
Conversion of preferred stock/convertible note into common stock	147,900	$ 36,631,148						$ (138)	$ 0						$ 0	$ 0						148,038	$ 36,631,148						0	$ 0
Conversion of preferred stock/convertible note into common stock (in shares)								(137,513)	0						238	177
Derivative liability on warrants issued and exercised	12,503,276							$ 0							$ 0							12,503,276							0
Net loss year to date	(89,148,268)							0							0							0							(89,148,268)
Ending balance, value at Dec. 31, 2016	(55,986,293)							$ 74							$ 0							$ 155,065,766							$ (211,052,133)
Ending balance, shares at Dec. 31, 2016								74,380							940
Net loss year to date	21,503,620
Ending balance, value at Mar. 31, 2017	$ (29,860,626)